Leases - Summary of Right of Use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2019	Mar. 31, 2019
Leases [Abstract]
Current portion	$ 496,095
Long-term, net of current portion	3,672,676
Total operating lease liabilities	$ 4,168,771